Effects of Fuel Collars Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Collars, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging | Fuel Collars
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income (loss) - effective portion					$ 592	$ (147)
Loss recognized in other comprehensive loss - effective portion	(1,500)	(11,674)	(1,535)	(2,619)
Gain (loss) recognized in other income (expense) - ineffective portion	14	(1,019)	22	(337)	165	(302)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)	(1,954)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					$ (1,197)	$ (449)